Other Assets (Tables)	12 Months Ended
Dec. 31, 2017
Other Assets..
Schedule of other assets

	December 31,
($ in millions)	2017	2016

Long-term deferred tax assets	$325	$443
Long-term pension assets	504	147
Investments in affiliates	274	204
Company and trust-owned life insurance	160	146
Other	143	164
	$1,406	$1,104